Summary of Significant Accounting Policies (Details Narrative)		2 Months Ended	9 Months Ended		12 Months Ended
	Jan. 14, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($)
Product Information [Line Items]
Impairment of long lived assets					$ 0	$ 0
Number of reporting segments | Integer					1
Allowance for doubtful accounts		$ 0			$ 0	$ 0
Grant Revenue [Member]
Product Information [Line Items]
Revenue					$ 3,400,000
Contract Research Organizations [Member]
Product Information [Line Items]
Goods standing percentage					90.00%
HVIVI Services [Member]
Product Information [Line Items]
Goods standing percentage					35.00%
Government [Member]
Product Information [Line Items]
Revenue percentage			100.00%	92.00%	96.00%	85.00%
Non Government [Member]
Product Information [Line Items]
Revenue percentage			0.00%	8.00%	4.00%	12.00%
Warrant [Member]
Product Information [Line Items]
Warrant liability expense			$ 359,874
IPO [Member]
Product Information [Line Items]
Warrant liability expense	$ 6,038,360		$ 6,108,360
Common stock sold subject to possible redemption shares | shares			11,500,000
Big Cypress Acquisition Corp [Member]
Product Information [Line Items]
Cash equivalents		0	$ 0		$ 0
Unrecognized Tax Benefits, Income Tax Penalties Accrued		0	0		0
Stock Issued			116,150,000
Cash FDIC amount		$ 250,000	250,000		$ 250,000
Shares forfeited during the period | shares		375,000
Big Cypress Acquisition Corp [Member] | Private Placement [Member] | Warrant [Member]
Product Information [Line Items]
Stock Issued			$ 5,958,600
Big Cypress Acquisition Corp [Member] | Over-Allotment Option [Member]
Product Information [Line Items]
Shares exercised during the period | shares	375,000